10. Long-Term Debt (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Jun. 30, 2018
Note payable	$ 262,000
Note payable, current portion	$ 230,000	$ 123,000	$ 194,000
Insurance Premium Note [Member]
Debt issuance date	Feb. 01, 2017
Debt face amount	$ 84,000
Debt interest rate	5.60%
Debt maturity date	Dec. 01, 2017
Principal payments made	$ 76,000	8,000
Interest payments made	840	340
Note payable, current portion	$ 76,000
Payment frequency	monthly
Periodic payment amount	$ 8,600
Insurance Premiums 2nd Note [Member]
Debt issuance date	Mar. 10, 2017
Debt face amount	$ 36,000
Debt interest rate	5.60%
Debt maturity date	Dec. 01, 2017
Principal payments made	$ 36,000
Interest payments made	400
Note payable, current portion	$ 36,000
Payment frequency	monthly
Periodic payment amount	$ 4,100
Insurance Premiums 3rd Note [Member]
Debt issuance date	Feb. 01, 2018
Debt face amount	$ 241,000
Debt interest rate	5.81%
Debt maturity date	Dec. 01, 2018
Principal payments made	$ 24,000
Interest payments made	$ 1,000
Payment frequency	monthly
Periodic payment amount	$ 25,000
Auto Loan [Member]
Debt issuance date	Aug. 10, 2016
Debt face amount	$ 26,000
Debt interest rate	2.49%
Principal payments made	$ 4,000	4,000
Interest payments made	350	336
Note payable	18,000
Note payable, current portion	$ 5,000
Payment frequency	monthly
Periodic payment amount	$ 432
Auto Loan 2 [Member]
Debt issuance date	Sep. 27, 2016
Debt face amount	$ 38,000
Debt interest rate	0.00%
Principal payments made	$ 8,000	$ 4,000
Note payable	27,000
Note payable, current portion	6,000
Periodic payment amount	$ 630